Contract Assets (Tables)	12 Months Ended
Dec. 31, 2023
Contract assets [abstract]
Summary of Contracts Assets

	December 31, 2023	December 31, 2022	January 1, 2022
	S$’000	S$’000	S$’000
Unbilled receivables	52,044	58,808	49,365